UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette

Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Preferred Income Fund

1.31.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 12

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first month of 2006. The major indexes all advanced and produced monthly returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.65% in January 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable infla-tion, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of rising interest rates.

Although a solid January has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar year returns of 8% to 12% have occurred only five times in the 80 years since 1926, according to Ibbotson Associates.

Although the past in no way predicts the future, we have learned at least one lesson from history: expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of January 31, 2006. They are subject to change at any time.

Over the last six months

 * Preferred stocks started out the period on firm footing, but came under pressure later as the Treasury market faltered.

 * The Fund modestly lagged its Lipper peer group due to its preference for easily traded stocks, which suffered more when the preferred market came under pressure.

 *  Tax-advantaged preferred stocks were among the Fund’s best performers, while preferred holdings with yields below prevailing new-issuance levels suffered.

YOUR FUND AT A GLANCE

The Fund seeks to provide high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in preferred stocks and other preferred securities.

The total returns for the Fund include all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results.

The yield at closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

Top 10 issuers

3.5% Nexen, Inc.
3.1% DPL Capital Trust II
2.8% MetLife, Inc.
2.5% HSBC Finance Corp.
2.5% Interstate Power & Light Co.
2.4% Telephone & Data Systems, Inc.
2.3% PFGI Capital Corp.
2.3% ING Groep N.V.
2.2% Public Storage, Inc.
2.1% Duke Realty Corp.

As a percentage of net assets plus the value of preferred shares on January 31, 2006.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Preferred Income Fund

Preferred stocks — which are the primary emphasis of John Hancock Preferred Income Fund — had somewhat of a rough go of it for the six-month period ended January 31, 2006. Preferreds started the period off well enough as investors showed a strong interest in the group. Their surge in popularity stemmed in part from a tax law enacted during President Bush’s first term, which cut the tax rates on many dividends to 15% from as high as 38.6% . Also bolstering the preferred-stock segment was strong demand from investors seeking preferreds as a way to get better yields in a still-low interest-rate environment and to find shelter from the volatile equity market. An aging baby boom population also fired up demand. Finally, a relatively healthy tone to the Treasury bond market provided additional steam for preferreds. Because preferreds make fixed payments in the form of dividends, their prices tend to follow those of U.S. Treasury securities. Even as short-term interest rates rose, long-term rates held steady.

“Preferred stocks...had some- what of a rough go of it for the six-month period ended January 31, 2006.”

The tide turned, however, as October and early November proved to be a very challenging time for preferred stocks. A weakening Treasury market — caused by inflation fears and better-than-expected economic performance —coupled with a bout of profit taking put pressure on preferred-share prices and reversed the gains they enjoyed over the prior months. Also weighing on the share prices of already existing preferred stocks was a heavy new-issuance calendar. As interest rates rose, newly issued preferred stocks came to market with higher yields than older securities, making older issues worth less and putting pressure on their prices. An improved tone in the Treasury market helped preferreds regain some of their footing in December, although they weren’t able to fully overcome their autumnal decline. And while the Treasury market sagged again in January amid renewed interest rate and inflation worries, preferreds recovered further, buoyed by a favorable supply and demand backdrop.

Performance

For the six months ended January 31, 2006, John Hancock Preferred Income Fund returned 0.63% at net asset value and 1.20% at market value. The difference in the Fund’s net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. By comparison, the average income and preferred-stock closed-end fund returned 1.70% at net asset value, according to Lipper, Inc.

The main reason for the Fund’s modest lag relative to its Lipper peer group stemmed primarily from security selection, with our preference for more liquid securities detracting from performance. When the preferred stock market sold off, it was the more liquid, or easily traded, securities that led the decline. The Dow Jones Utility Average — which tracks the performance of 15 electric and natural gas utilities — returned 5.79%, outpacing the broader stock market, as measured by the Standard & Poor’s 500 Index’s return of 4.68% .

Preferred-stock holdings: leaders and laggards

Among our preferred-stock holdings, some of the better performers were those with a certain tax advantage for corporations known as the dividends received deduction (DRD). As mentioned earlier, the demand for tax-advantaged investments was strong overall and particularly for DRD-eligible securities. At the same time, new DRD issuance was light compared with other preferred stocks. The DRD tax advantage, coupled with the strong fundamental performance of the underlying issuer, helped boost our holdings in insurance giant MetLife, Inc. Another strong contributor was Goldman Sachs Group, Inc., one of Wall Street’s premier brokerage and investment banking firms. Like MetLife, our holdings in Goldman Sachs were helped by the company’s strong fundamental performance and the preferred stock’s relatively high coupon, which helped cushion it as the market declined. Another winner was Southern California Edison

“...some of the better performers were those with a certain tax advantage...known as the dividends received deduction (DRD).”

Industry
distribution[1]

Electric
utilities — 22%

Multi-utilities &
unregulated
power — 11%

Diversified
banks — 10%

Investment banking
& brokerage — 8%

Other diversified
financial
services — 8%

Consumer
finance — 5%

Gas utilities — 5%

Life & health
insurance — 4%

Real estate
investment
trusts — 4%

Integrated
telecommunication
services — 4%

Oil & gas exploration
& production — 4%

Multi-line
insurance — 3%

Regional
banks — 3%

Automobile
manufacturers — 2%

All others — 3%

Co., which did well thanks to its DRD-eligibility, its attractive coupon and the strengthening fundamentals of the company.

Detracting from performance were some holdings where new-issue supply became a factor. Public Storage, Inc., ING Groep N.V., and Royal Bank of Scotland Group Plc, all brought new preferred stocks to the marketplace during the period, which suppressed demand for those companies’ existing lower-yielding preferred stock issues. Additionally, investments in the preferred stocks of General Motors Corp. and Ford Motor Co. detracted from performance in light of concerns about the ongoing profitability of the U.S. auto industry and their bonds’ credit quality falling to below investment grade. Despite their recent travails, we continued to maintain our stake in the two automakers because we like the attractive yields their bonds and preferred stocks offer and believe the companies are taking positive steps to address their problems, including cutting costs and reducing production.

Outlook

We’re cautiously optimistic. In our view, there are a number of factors to suggest that we’re at or near the end of the current cycle of interest rate hikes. The Treasury yield curve — a commonly used, although not entirely foolproof, economic forecasting tool that plots differences between yields on long- and short-term Treasuries—was quite flat at the end of period. That means that short-term and long-term yields were roughly the same, indicating that investors are nervous about near-term bets and so are demanding relatively more return on them. Other things suggest that the Federal Reserve Board may only raise short-term interest rates one or two more times, if at all, including the fact that inflation is seemingly anchored. If interest rates do stabilize, preferred stocks are likely to benefit. We also believe that long-term demand for dividend-paying securities, including preferred stocks, will provide a strong underpinning for them in the coming year. The first wave of baby boomers hit 60 years old in January 2006, an event we expect to further fuel demand for income-producing investments.

“...there are a number of factors to suggest that we’re at or near the end of the current cycle of interest rate hikes.”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any spe-cific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund’s portfolio on January 31, 2006.

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on January 31, 2006 (unaudited)

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. The bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 1.69%					$10,738,167
(Cost $10,966,727)
Electric Utilities 1.69%					10,738,167

Black Hills Corp.,
Note	6.500%	05-15-13	BBB–	$5,950	6,041,202

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,696,965

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 11.06%					$70,132,606
(Cost $62,632,958)
Diversified Banks 1.20%					7,603,500

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)			A+	$7,500	7,603,500
Electric Utilities 4.47%					28,320,000

DPL Capital Trust II, 8.125%, 09-01-31			B+	24,000	28,320,000
Gas Utilities 3.33%					21,143,155

KN Capital Trust I, 8.56%, Ser B, 04-15-27			BB+	11,500	12,277,147

KN Capital Trust III, 7.63%, 04-15-28			BB+	8,000	8,866,008
Integrated Telecommunication Services 0.97%					6,145,096

TCI Communications Financing Trust III, 9.65%, 03-31-27			BBB–	5,700	6,145,096
Regional Banks 1.09%					6,920,855

Summit Capital Trust I, 8.40%, Ser B, 03-15-27			A	6,500	6,920,855

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Common stocks 3.92%		$24,854,874
(Cost $24,832,476)
Electric Utilities 0.39%		2,444,400

Scottish Power Plc, American Depositary Receipt (ADR)
(United Kingdom)	60,000	2,444,400
Multi-Utilities & Unregulated Power 3.53%		22,410,474

Alliant Energy Corp.	206,100	6,112,926

DTE Energy Co.	111,046	4,686,141

KeySpan Corp.	137,812	4,950,207

TECO Energy, Inc.	390,000	6,661,200

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 120.89%			$766,800,844
(Cost $765,669,217)
Agricultural Products 1.86%			11,819,851

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	143,000	11,819,851
Asset Management & Custody Banks 0.15%			969,600

BNY Capital V, 5.95%, Ser F	A–	40,000	969,600
Automobile Manufacturers 2.49%			15,757,067

Ford Motor Co., 7.50%	BB–	50,000	872,500

General Motors Corp., 7.25%, Ser 04-15-41	B	378,700	5,956,951

General Motors Corp., 7.25%, Ser 07-15-41	B	89,000	1,404,420

General Motors Corp., 7.25%, Ser 02-15-52	B	254,300	3,972,166

General Motors Corp., 7.375%, Ser 05-15-48	B1	75,000	1,171,500

General Motors Corp., 7.375%, Ser 10-01-51	B	149,000	2,379,530
Consumer Finance 6.99%			44,318,068

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,845,200

Ford Motor Credit Co., 7.60%	Ba2	315,600	6,741,216

HSBC Finance Corp., 6.00%	A	214,200	5,237,190

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	BBB+	297,000	7,736,850

HSBC Finance Corp., 6.875%	A	399,800	10,222,886

SLM Corp., 6.00%	A	207,100	5,024,246

SLM Corp., 6.97%, Ser A	BBB+	139,600	7,510,480
Diversified Banks 13.03%			82,650,054

BAC Capital Trust IV, 5.875%	A	181,150	4,392,888

Bank One Capital Trust V, 8.00%	A1	20,500	512,500

Bank One Capital Trust VI, 7.20%	A–	55,500	1,406,370

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Diversified Banks (continued)

Comerica Capital Trust I, 7.60%	BBB+	178,100	$4,520,178

Fleet Capital Trust VII, 7.20%	A	322,500	8,191,500

Fleet Capital Trust VIII, 7.20%	A	464,750	11,874,363

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A–	150,000	3,733,500

Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	550,900	13,133,456

Royal Bank of Scotland Group Plc, 6.35%, Ser N, ADR
(United Kingdom)	A	20,000	509,600

Santander Finance Preferred S.A. Unipersonal, 6.41%,
Ser 1 (Spain)	BBB+	225,000	5,701,500

USB Capital III, 7.75%	A	327,100	8,239,649

USB Capital IV, 7.35%	A	165,700	4,183,925

USB Capital V, 7.25%	A	103,599	2,644,882

USB Capital VI, 5.75%	A	10,000	234,100

USB Capital VII, 5.875%	A	36,900	881,541

USB Capital VIII, 6.35%, Ser 1	A	153,800	3,837,310

Wachovia Preferred Funding Corp., 7.25%, Ser A	A–	69,000	1,904,400

Wells Fargo Capital Trust IV, 7.00%	A	108,100	2,754,388

Wells Fargo Capital Trust VI, 6.95%	A–	53,400	1,364,904

Wells Fargo Capital Trust VII, 5.85%	A	107,750	2,629,100

Electric Utilities 24.53%			155,567,690

Boston Edison Co., 4.78%	BBB+	15,143	1,358,327

Entergy Arkansas, Inc., 6.70%	AAA	25,300	647,174

Entergy Mississippi, Inc., 7.25%	A–	346,000	8,892,200

FPC Capital I, 7.10%, Ser A	BB+	745,491	18,905,652

FPL Group Capital Trust I, 5.875%	BBB+	502,200	12,103,020

FPL Group, Inc., 8.00%, Conv	A–	120,000	7,464,000

Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	6,036,954

Georgia Power Co., 6.00%, Ser R	A	395,497	9,887,425

Great Plains Energy, Inc., 8.00%, Conv	BBB–	764,900	19,122,500

HECO Capital Trust III, 6.50%	BBB–	375,400	9,535,160

Interstate Power & Light Co., 8.375%, Ser B	Baa3	700,000	23,100,000

Northern States Power Co., 8.00%	BBB–	235,000	6,110,000

Southern California Edison Co., 6.125%	BBB–	119,000	12,041,312

Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,295,298

TXU Corp., 8.125%, Conv	Ba1	79,800	6,519,660

Virginia Power Capital Trust, 7.375%	BB+	494,250	12,549,008

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Gas Utilities 3.18%			$20,191,614

Southern Union Co., 5.00%, Conv	BBB	30,000	1,516,500

Southern Union Co., 7.55%, Ser A	BB+	272,800	7,188,280

Southwest Gas Capital II, 7.70%	BB	402,300	10,644,858

TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	841,976
Hotels, Resorts & Cruise Lines 0.48%			3,035,170

Hilton Hotels Corp., 8.00%	BBB–	118,100	3,035,170
Integrated Oil & Gas 0.46%			2,933,280

Coastal Finance I, 8.375%	CCC	116,400	2,933,280
Integrated Telecommunication Services 4.18%			26,530,303

Telephone & Data Systems, Inc., 6.625%	A–	233,000	5,228,520

Telephone & Data Systems, Inc., 7.60%, Ser A	A–	690,687	17,032,341

Verizon New England, Inc., 7.00%, Ser B	A3	166,450	4,269,442
Investment Banking & Brokerage 11.11%			70,455,404

Bear Stearns Capital Trust III, 7.80%	BBB	40,600	1,018,248

Goldman Sachs Group, Inc., 6.20%	A–	460,000	11,877,200

Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M	A–	70,000	1,705,200

Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A–	175,600	9,089,056

Merrill Lynch Preferred Capital Trust III, 7.00%	A–	330,500	8,487,240

Merrill Lynch Preferred Capital Trust IV, 7.12%	A–	241,152	6,224,133

Merrill Lynch Preferred Capital Trust V, 7.28%	A–	367,000	9,597,050

Morgan Stanley Capital Trust II, 7.25%	A–	240,200	6,053,040

Morgan Stanley Capital Trust III, 6.25%	A–	192,400	4,752,280

Morgan Stanley Capital Trust IV, 6.25%	A–	57,000	1,401,630

Morgan Stanley Capital Trust V, 5.75%	A1	347,000	8,008,760

Morgan Stanley Capital Trust VI, 6.60%	A–	90,000	2,241,567
Life & Health Insurance 6.47%			41,022,748

Lincoln National Capital VI, 6.75%, Ser F	BBB	143,600	3,651,748

MetLife, Inc., 6.375%, Ser B, Conv	BBB+	9,930	273,075

MetLife, Inc., 6.50%, Ser B	BBB	950,500	24,950,625

PLC Capital Trust IV, 7.25%	BBB+	186,600	4,776,960

PLC Capital Trust V, 6.125%	BBB+	251,000	6,109,340

Prudential Plc, 6.50% (United Kingdom)	A	50,000	1,261,000
Multi-Line Insurance 5.02%			31,853,905

AEGON N.V., 6.375% (Netherlands)	A–	439,900	11,107,475

ING Groep N.V., 6.20% (Netherlands)	A	104,193	2,623,580

ING Groep N.V., 7.05% (Netherlands)	A	703,800	18,122,850

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Multi-Utilities & Unregulated Power 11.53%			$73,141,064

Aquila, Inc., 7.875%	B2	511,700	12,905,074

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	40,000	4,171,252

BGE Capital Trust II, 6.20%	BBB–	623,825	15,477,098

Consumers Energy Co. Financing IV, 9.00%	Ba2	117,600	2,998,800

Dominion CNG Capital Trust I, 7.80%	BB+	253,476	6,400,269

DTE Energy Trust I, 7.80%	BB+	135,100	3,431,540

Energy East Capital Trust I, 8.25%	BBB–	447,200	11,314,160

ONEOK, Inc., 8.50%, Conv	BBB	31,000	1,057,720

PSEG Funding Trust II, 8.75%	BB+	233,500	6,199,425

Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	626,865

Puget Sound Energy Capital Trust II, 8.40%	BB	103,900	2,644,255

TECO Capital Trust I, 8.50%	B	234,893	5,914,606
Oil & Gas Exploration & Production 5.10%			32,344,650

Nexen, Inc., 7.35% (Canada)	BB+	1,261,000	32,344,650
Other Diversified Financial Services 11.07%			70,212,283

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	15,251,796

ABN AMRO Capital Funding Trust VII, 6.08%	A	328,000	8,111,440

Citigroup Capital VII, 7.125%	A	98,700	2,521,785

Citigroup Capital VIII, 6.95%	A	260,600	6,614,028

Citigroup Capital IX, 6.00%	A	222,000	5,481,180

Citigroup Capital X, 6.10%	A	100,000	2,499,000

Citigroup Capital XI, 6.00%	A	25,000	622,000

General Electric Capital Corp., 5.875%	AAA	151,500	3,789,015

General Electric Capital Corp., 6.10%	AAA	51,210	1,293,052

JPMorgan Chase Capital IX, 7.50%, Ser I	A–	61,000	1,534,150

JPMorgan Chase Capital X, 7.00%, Ser J	A1	607,100	15,547,831

JPMorgan Chase Capital XI, 5.875%, Ser K	A–	289,700	6,947,006
Real Estate Investment Trusts 6.19%			39,281,510

Duke Realty Corp., 6.50%, Depositary Shares, Ser K	BBB	110,000	2,668,600

Duke Realty Corp., 6.60%, Depositary Shares, Ser L	BBB	109,840	2,696,571

Duke Realty Corp., 6.625%, Depositary Shares, Ser J	BBB	59,925	1,472,957

Duke Realty Corp., 7.99%, Depositary Shares, Ser B	BBB	251,830	12,646,600

Public Storage, Inc., 6.45%, Depositary Shares, Ser X	BBB+	25,000	593,750

Public Storage, Inc., 6.50%, Depositary Shares, Ser W	BBB+	100,000	2,390,000

Public Storage, Inc., 7.50%, Depositary Shares, Ser V	BBB+	497,643	12,794,402

Public Storage, Inc., 8.00%, Depositary Shares, Ser R	BBB+	157,965	4,018,630

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Regional Banks 3.90%			$24,725,527

KeyCorp Capital VI, 6.125%	BBB	20,900	513,722

National Commerce Capital Trust II, 7.70%	A–	80,300	2,058,089

PFGI Capital Corp., 7.75%	A–	796,000	20,969,665

Regions Financing Trust I, 8.00%	BBB+	46,856	1,184,051
Reinsurance 0.53%			3,352,890

RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)	BBB	153,100	3,352,890
Thrifts & Mortgage Finance 1.83%			11,627,910

Abbey National Plc, 7.25% (United Kingdom)	A–	80,080	2,011,610

Abbey National Plc, 7.375% (United Kingdom)	A–	370,000	9,616,300
Wireless Telecommunication Services 0.79%			5,010,256

United States Cellular, 7.50%	A–	205,760	5,010,256

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 5.47%					$34,700,000
(Cost $34,700,000)
Government U.S. Agency 5.47%					34,700,000

Federal Home Loan Bank, Disc Note	4.34%	02-01-06	AAA	$34,700	34,700,000

Total investments 143.03%					$907,226,491

Other assets and liabilities, net 1.12%					$7,129,034

Fund preferred shares and accrued dividends (44.15%)					($280,052,217)

Total net assets 100.00%					$634,303,308

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,819,851 or 1.86% of the Fund’s net assets as of January 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets
Investments at value (cost $898,801,378)	$907,226,491
Cash	61,137
Dividends and interest receivable	4,209,539
Receivable for swap contracts	219,298
Unrealized appreciation of swap contracts	3,620,678
Other assets	69,575
Total assets	915,406,718

Liabilities
Payable for investments purchased	744,600
Payable to affiliates
Management fees	13,770
Other	41,312
Other payables and accrued expenses	251,511
Total liabilities	1,051,193
Auction Preferred Shares (APS) including accrued
dividends, unlimited number of shares of beneficial
interest authorized with no par value, 11,200 shares
issued, liquidation preference of $25,000 per share	280,052,217

Net assets
Common shares capital paid-in	610,275,344
Accumulated net realized gain on investments,
financial futures contracts and swap contracts	12,127,012
Net unrealized appreciation of investments
and swap contracts	12,045,791
Distributions in excess of net investment income	(144,839)
Net assets applicable to common shares	$634,303,308

Net asset value per common share
Based on 25,732,207 shares of beneficial interest
outstanding — unlimited number of shares authorized
with no par value	$24.65

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended January 31, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period.

Investment income
Dividends	$28,678,838
Interest	3,376,726
Total investment income	32,055,564

Expenses
Investment management fees	3,486,289
APS auction fees	373,763
Accounting and legal services fees	116,210
Custodian fees	95,621
Printing	69,116
Trustees’ fees	48,607
Miscellaneous	35,181
Professional fees	31,601
Transfer agent fees	18,282
Registration and filing fees	15,347
Compliance fees	11,958
Interest	866
Total expenses	4,302,841
Less expense reductions	(929,677)
Net expenses	3,373,164
Net investment income	28,682,400

Realized and unrealized gain (loss)
Net realized gain on
Investments	11,050,095
Financial futures contracts	1,515,815
Swap contracts	497,550
Change in net unrealized appreciation (depreciation) of
Investments	(35,980,892)
Financial futures contracts	(544,745)
Swap contracts	105,819
Net realized and unrealized loss	(23,356,358)
Distributions to APS	(5,301,649)
Increase in net assets from operations	$24,393

1 Semiannual period from 8-1-05 through 1-31-06.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	7-31-05	1-31-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$59,069,003	$28,682,400
Net realized gain	2,763,535	13,063,460
Change in net unrealized
appreciation (depreciation)	27,170,977	(36,419,818)
Distributions to APS	(6,743,397)	(5,301,649)
Increase in net assets
resulting from operations	82,260,118	24,393
Distributions to common shareholders
From net investment income	(51,717,164)	(23,930,953)
From net realized gain	—	(5,081,339)
	(51,717,164)	(29,012,292)
From Fund share transactions	215,062	—

Net assets
Beginning of period	632,533,191	663,291,207
End of period[2]	$663,291,207	$634,303,308

1 Semiannual period from 8-1-05 through 1-31-06. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $405,363 and ($144,839), respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	7-31-03[1]	7-31-04	7-31-05	1-31-06[2]

Per share operating performance
Net asset value, beginning of period	$23.88[3]	$25.15	$24.59	$25.78
Net investment income[4]	2.02	2.31	2.30	1.12
Net realized and unrealized
gain (loss) on investments	1.32	(0.25)	1.16	(0.91)
Distributions to APS	(0.12)	(0.13)	(0.26)	(0.21)
Total from investment operations	3.22	1.93	3.20	—
Less distributions to common shareholders
From net investment income	(1.80)	(2.16)	(2.01)	(0.93)
From net realized gain	—	(0.33)	—	(0.20)
	(1.80)	(2.49)	(2.01)	(1.13)
Capital charges
Offering costs related to common shares	(0.02)	—	—	—
Offering costs and underwriting discounts related to APS	(0.13)	—	—	—
	(0.15)	—	—	—
Net asset value, end of period	$25.15	$24.59	$25.78	$24.65
Per share market value, end of period	$24.32	$24.14	$23.46	$22.56
Total return at market value[5,6] (%)	4.78[7,8]	9.65	5.55	1.20[8]

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)	$645	$633	$663	$634
Ratio of expenses
to average net assets[9] (%)	1.00[10]	1.02	1.02	1.04[10]
Ratio of adjusted expenses
to average net assets[11] (%)	1.28[10]	1.31	1.31	1.33[10]
Ratio of net investment income
to average net assets[12] (%)	9.11[10]	9.21	9.03	8.86[10]
Portfolio turnover (%)	20	21	24	10

Senior securities
Total value of APS outstanding (in millions)	$280	$280	$280	$280
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25	$25
Average market value per unit (in thousands)	$25	$25	$25	$25
Asset coverage per unit[13]	$83,686	$79,892	$83,539	$80,945

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Notes to Financial Highlights

1 Inception period from 8-27-02 through 7-31-03.

2 Semiannual period from 8-1-05 through 1-31-06. Unaudited.

3 Reflects the deduction of a $1.125 per share sales load.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

8 Not annualized.

9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.72%, 0.71%, 0.72% and 0.73%, respectively.

10 Annualized.

11 Ratios calculated on the basis of expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized adjusted ratios of expenses would have been 0.92%, 0.91%, 0.92% and 0.93%, respectively.

12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.59%, 6.43%, 6.33% and 6.18%, respectively.

13 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Preferred Income Fund (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell finan-cial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no outstanding financial futures contracts open on January 31, 2006.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a speci-fied period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the coun-terparty’s ability to perform under the contract, and may decline in value if the coun-terparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on January 31, 2006:

	RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	APPRECIATION

$70,000,000	2.56%(a)	3-month LIBOR	June 08	$3,620,678

(a) Fixed rate

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gain, if any, on the ex-dividend date. During the year ended July 31, 2005 the tax character of distributions was as follows: ordinary income $58,460,561.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax-basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of the John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (collectively “managed assets”).

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year, and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $929,677 for the period ended January 31, 2006. After the eighth year the Adviser will no longer waive a portion of the management fee.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life insurance Company (“JHLICo”). The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $116,210. The Fund paid the Adviser the amount of $26 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note C Fund share transactions

Common shares

This listing illustrates the Fund’s distributions reinvested, reclassification of the Fund’s capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

	Year ended 7-31-05		Period ended 1-31-06[1]
	Shares	Amount	Shares	Amount
Beginning of period	25,723,740	$610,100,382	25,732,207	$610,275,344
Distributions reinvested	8,467	215,062	—	—
Reclassification of
capital accounts	—	(40,100)	—	—
End of period	25,732,207	$610,275,344	25,732,207	$610,275,344

1 Semiannual period from 8-1-05 through 1-31-06. Unaudited.

Auction preferred shares

The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of Series M, 2,240 shares of Series T, 2,240 shares of Series W, 2,240 shares of Series TH and 2,240 shares of Series F) (collectively, the “APS”) on October 23, 2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003. Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund’s capital paid-in during the period ended July 31, 2003.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on October 19, 2005, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). During the period ended January 31, 2006, dividend rates on APS ranged as follows: Series M from 2.98% to 4.40%, Series T from 3.12% to 4.40%, Series W from 3.47% to 4.25%, Series TH from 2.94% to 4.40% and Series F from 3.00% to 4.40% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s bylaws. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2006, aggregated $90,626,923 and $106,256,377, respectively.

The cost of investments owned on January 31, 2006, including short-term investments, for federal income tax purposes was $898,906,265. Gross unrealized appreciation and depreciation of investments aggregated $31,672,086 and $23,351,860, respectively, resulting in net unrealized appreciation of $8,320,226. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums on debt securities.

Investment objective and policy

The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities, that are rated investment-grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets, including the liquidation preference of APS, plus borrowing for investment purposes.

Bylaws

On December 16, 2003, the Trustees approved the following change to the Fund’s bylaws. The auction preferred shares section of the Fund’s bylaws was changed to update the rating agency requirements in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. Bylaws now require an independent accountants’ confir-mation only once per year, at the Fund’s fiscal year end, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s bylaws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and
distributions

During the period ended January 31, 2006, dividends from net investment income totaling $0.9300 and distributions from capital gains totaling $0.1975 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

August 31, 2005	$0.1550
September 30, 2005	0.1550
October 31, 2005	0.1550
November 30, 2005	0.1550
December 30, 2005	0.1550
January 31, 2006	0.1550

CAPITAL GAIN
DISTRIBUTION

December 30, 2005	$0.1975

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the “Plan”), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the “Plan Agent”), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares

(out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued, and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirma-tions of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant.

Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Preferred Income Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Preferred Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the Fund.

At meetings held on May 19–20 and June 6–7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund reported by Lipper through December 31, 2004. The

Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was not appreciably below the median and average performance of its Universe for the time period under review. The Board also noted that the Fund performed lower than its benchmark index, the Lipper Closed-End Income and Preferred Funds Index, as did the Universe. The Board recognized the relatively short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and the Net Advisory Rate with fees for the Peer Group. The Board noted that the Advisory Agreement Rate was near the mid-range of other funds in the Peer Group, but noted that the Peer Group included very few funds. The Board also noted that the Net Advisory Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, transfer agent fees and custodian fees, including and excluding investment-related expenses. The Board also considered comparisons of these expenses to the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affili-ates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreement did not

offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares, and concluded that the fees were fair and equitable based on relevant factors, including the Fund’s total expenses ranking relative to its Peer Group.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the  business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone 1-800-225-5291

On the Fund’s Web site www.jhfunds.com/proxy

On the SEC’s Web site www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management
LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock
Exchange:
HPI

For shareholder assistance
refer to page 24

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-852-0218 1-800-843-0090 EASI-Line 1-800-231-5469 (TDD)

www.jhfunds. com

PRESORTED STANDARD U. S. POSTAGE PAID MIS

P80SA 1/06 3/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, January 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.
(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-
trade reporting and a 30 day hold requirement for all employees.
(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: March 24, 2006